Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
July 31, 2026
MCS-K6-NPRT1-0926
1.9893887.107
Common Stocks - 97.5%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	29,898	7,684,896
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ERO Copper Corp (a)	57,200	1,535,833
Wheaton Precious Metals Corp (United States) (b)	83,313	9,083,617

TOTAL BRAZIL		10,619,450
CANADA - 2.8%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd	140,664	18,237,102
South Bow Corp	104,491	3,874,482
TOTAL ENERGY		22,111,584
Industrials - 1.0%
Commercial Services & Supplies - 1.0%
RB Global Inc (United States)	128,012	14,048,037
Information Technology - 0.3%
Software - 0.3%
Descartes Systems Group Inc/The (United States) (a)(b)	50,579	3,801,518
TOTAL CANADA		39,961,139
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	200,183	4,956,559
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (a)	114,180	4,054,532
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Auto1 Group SE (a)(b)	97,647	2,542,545
ISRAEL - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	5,572	2,177,927
ITALY - 1.9%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	107,858	2,920,359
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	1,673	169,617
Brunello Cucinelli SpA non-voting shares	119,578	12,123,409
		12,293,026
TOTAL CONSUMER DISCRETIONARY		15,213,385
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	99,705	5,938,450
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	45,203	6,237,713
TOTAL ITALY		27,389,548
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE (a)	7,861	6,732,925
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	10,100	2,561,360
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (a)	19,644	8,553,194
UNITED KINGDOM - 1.4%
Energy - 1.4%
Energy Equipment & Services - 1.4%
TechnipFMC PLC	290,239	20,798,527
UNITED STATES - 87.9%
Communication Services - 1.1%
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class A (a)	44,154	3,965,470
Live Nation Entertainment Inc (a)	46,861	8,159,906
TKO Group Holdings Inc Class A	31,601	5,745,378
TOTAL COMMUNICATION SERVICES		17,870,754
Consumer Discretionary - 9.2%
Broadline Retail - 0.3%
Etsy Inc (a)	61,881	5,054,439
Diversified Consumer Services - 1.2%
Duolingo Inc Class A (a)	41,888	5,646,921
Service Corp International/US	137,198	11,825,096
		17,472,017
Hotels, Restaurants & Leisure - 1.0%
Dutch Bros Inc Class A (a)	86,400	5,687,712
Texas Roadhouse Inc	45,265	9,299,242
		14,986,954
Household Durables - 3.0%
DR Horton Inc	38,093	5,449,585
NVR Inc (a)	571	3,509,965
SharkNinja Inc (a)	37,544	6,073,493
Somnigroup International Inc	191,317	12,498,740
Toll Brothers Inc	98,844	14,420,351
		41,952,134
Specialty Retail - 2.5%
Burlington Stores Inc (a)	50,070	18,449,794
Urban Outfitters Inc (a)	59,575	4,419,273
Williams-Sonoma Inc	59,304	13,560,453
		36,429,520
Textiles, Apparel & Luxury Goods - 1.2%
Ralph Lauren Corp Class A	19,931	7,580,557
Tapestry Inc	67,338	10,260,291
		17,840,848
TOTAL CONSUMER DISCRETIONARY		133,735,912
Consumer Staples - 2.4%
Consumer Staples Distribution & Retail - 2.4%
BJ's Wholesale Club Holdings Inc (a)	134,521	13,153,463
Performance Food Group Co (a)	186,245	21,304,566
TOTAL CONSUMER STAPLES		34,458,029
Energy - 3.5%
Energy Equipment & Services - 0.4%
Kodiak Gas Services Inc	102,983	6,046,132
Oil, Gas & Consumable Fuels - 3.1%
APA Corp	103,374	3,857,918
Cheniere Energy Inc	37,065	9,769,222
Energy Transfer LP	307,840	6,267,622
Murphy Oil Corp	85,300	3,389,822
Ovintiv Inc	188,638	11,782,330
Range Resources Corp	233,866	9,387,381
		44,454,295
TOTAL ENERGY		50,500,427
Financials - 13.6%
Banks - 6.4%
East West Bancorp Inc	124,186	16,268,366
First Citizens BancShares Inc/NC Class A	1,807	3,951,277
Hancock Whitney Corp	63,943	4,923,611
Huntington Bancshares Inc/OH	675,487	11,510,298
KeyCorp	317,362	7,169,208
M&T Bank Corp	64,697	15,934,224
Old National Bancorp/IN	280,482	7,472,040
Pinnacle Financial Partners Inc	27,500	2,893,825
Wintrust Financial Corp	130,661	20,845,656
		90,968,505
Capital Markets - 3.3%
Cboe Global Markets Inc	25,243	7,831,136
Evercore Inc Class A	26,692	8,556,388
Houlihan Lokey Inc Class A	38,413	4,820,446
Interactive Brokers Group Inc Class A	62,213	5,474,122
Raymond James Financial Inc	61,273	10,782,823
Stifel Financial Corp	129,203	10,712,221
		48,177,136
Financial Services - 0.5%
Toast Inc Class A (a)	222,640	7,184,593
Insurance - 3.4%
American Financial Group Inc/OH	57,598	8,162,789
Arch Capital Group Ltd (a)	98,244	9,876,469
First American Financial Corp	140,894	10,565,641
Hartford Insurance Group Inc/The	59,583	8,455,424
Reinsurance Group of America Inc	53,425	12,653,711
		49,714,034
TOTAL FINANCIALS		196,044,268
Health Care - 7.8%
Biotechnology - 2.1%
Biogen Inc (a)	18,635	3,781,973
Caris Life Sciences Inc (a)	129,000	2,021,430
Legend Biotech Corp ADR (a)	67,938	1,260,250
Moderna Inc (a)	94,848	5,199,567
Roivant Sciences Ltd (a)	344,600	11,685,387
United Therapeutics Corp (a)	10,417	5,392,985
		29,341,592
Health Care Providers & Services - 2.0%
BrightSpring Health Services Inc (a)	156,193	9,326,284
Privia Health Group Inc (a)	95,674	2,264,604
Tenet Healthcare Corp (a)	65,735	16,747,963
		28,338,851
Health Care Technology - 0.1%
Waystar Holding Corp (a)	100,289	2,117,100
Life Sciences Tools & Services - 1.8%
Bruker Corp	145,420	9,138,193
Charles River Laboratories International Inc (a)	25,200	5,859,252
Repligen Corp (a)	50,215	7,080,817
West Pharmaceutical Services Inc	11,400	3,886,944
		25,965,206
Pharmaceuticals - 1.8%
Elanco Animal Health Inc (a)	370,000	9,756,900
Royalty Pharma PLC Class A	192,865	11,269,102
Viatris Inc	311,500	5,469,940
		26,495,942
TOTAL HEALTH CARE		112,258,691
Industrials - 24.9%
Aerospace & Defense - 5.5%
Beta Technologies Inc (c)	72,260	1,367,882
Beta Technologies Inc Class A (a)	110,388	2,089,645
BWX Technologies Inc	15,928	2,687,053
Carpenter Technology Corp	41,725	21,682,814
Curtiss-Wright Corp	19,000	13,756,000
Huntington Ingalls Industries Inc	12,640	4,126,328
Karman Holdings Inc (a)(b)	79,513	3,828,551
Leonardo DRS Inc	116,200	5,351,010
Textron Inc	74,500	6,351,870
Woodward Inc	50,073	18,063,835
		79,304,988
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	37,458	5,533,670
Building Products - 1.7%
Carlisle Cos Inc	21,804	7,847,696
Louisiana-Pacific Corp	58,883	4,264,896
Madison Air Solutions Corp Class A	69,100	2,008,046
Masterbrand Inc (a)	148,200	1,222,649
Simpson Manufacturing Co Inc	46,000	8,636,040
		23,979,327
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	117,629	4,857,540
OPENLANE Inc (a)	145,466	5,783,728
		10,641,268
Construction & Engineering - 3.4%
AECOM	84,292	6,101,898
Centuri Holdings Inc (a)	208,353	5,800,548
Comfort Systems USA Inc	9,001	15,568,940
Construction Partners Inc Class A (a)	31,900	3,296,865
Granite Construction Inc	39,900	4,826,703
IES Holdings Inc (a)	6,500	4,839,510
Quanta Services Inc	13,756	9,180,204
		49,614,668
Electrical Equipment - 3.4%
Acuity Inc	57,855	18,999,003
Forgent Power Solutions Inc Class A	170,100	5,659,227
Nextpower Inc Class A (a)	107,870	9,694,277
nVent Electric PLC	92,558	14,238,197
		48,590,704
Ground Transportation - 1.6%
Lyft Inc Class A (a)	245,292	3,890,331
XPO Inc (a)	98,000	19,695,060
		23,585,391
Machinery - 5.2%
Allison Transmission Holdings Inc	98,159	11,243,132
Atmus Filtration Technologies Inc	83,633	4,317,972
CECO Environmental Corp (a)	94,101	6,200,315
Crane Co	50,178	10,710,996
ITT Inc	82,605	16,188,928
RBC Bearings Inc (a)	27,360	15,083,842
Westinghouse Air Brake Technologies Corp	39,557	11,505,549
		75,250,734
Professional Services - 1.6%
CACI International Inc (a)	14,200	7,068,050
FTI Consulting Inc (a)	63,991	10,198,886
TransUnion	68,027	5,348,282
		22,615,218
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	30,508	10,531,667
Herc Holdings Inc	42,600	6,395,964
Watsco Inc	14,659	4,534,028
		21,461,659
TOTAL INDUSTRIALS		360,577,627
Information Technology - 12.6%
Communications Equipment - 0.4%
Ciena Corp (a)	15,486	5,838,996
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries Inc	20,800	6,022,016
Belden Inc	53,142	6,592,265
Coherent Corp (a)	17,149	4,508,301
Flex Ltd (a)	220,720	25,106,901
Sanmina Corp (a)	38,445	7,133,854
TD SYNNEX Corp	51,200	13,091,840
		62,455,177
IT Services - 2.5%
Okta Inc Class A (a)	77,600	11,013,768
Twilio Inc Class A (a)	125,572	24,781,634
		35,795,402
Semiconductors & Semiconductor Equipment - 3.3%
MACOM Technology Solutions Holdings Inc (a)	48,100	12,094,264
ON Semiconductor Corp (a)	35,348	2,884,750
Onto Innovation Inc (a)	26,700	6,904,086
Rambus Inc (a)	90,500	8,238,215
Semtech Corp (a)	52,400	6,173,768
SiTime Corp (a)	8,200	4,388,640
Synaptics Inc (a)	27,200	2,919,104
Veeco Instruments Inc (a)	76,115	3,805,750
		47,408,577
Software - 1.2%
Manhattan Associates Inc (a)	23,300	4,458,688
Rubrik Inc Class A (a)	85,500	6,186,780
Samsara Inc Class A (a)	170,800	6,365,716
		17,011,184
Technology Hardware, Storage & Peripherals - 0.9%
Everpure Inc Class A (a)	24,369	1,880,556
Western Digital Corp	20,866	11,368,631
		13,249,187
TOTAL INFORMATION TECHNOLOGY		181,758,523
Materials - 4.8%
Chemicals - 1.3%
Celanese Corp	54,900	2,455,128
CF Industries Holdings Inc	78,984	9,888,007
Element Solutions Inc	182,300	6,695,879
		19,039,014
Construction Materials - 0.7%
Eagle Materials Inc	30,495	6,249,645
James Hardie Industries PLC (a)	135,400	3,559,666
		9,809,311
Containers & Packaging - 1.3%
AptarGroup Inc	46,797	6,268,926
Crown Holdings Inc	106,300	12,527,455
		18,796,381
Metals & Mining - 1.5%
Alcoa Corp	198,200	8,970,532
Hecla Mining Co	278,300	3,929,596
Steel Dynamics Inc	37,510	9,424,763
		22,324,891
TOTAL MATERIALS		69,969,597
Real Estate - 6.3%
Health Care REITs - 1.5%
CareTrust REIT Inc	175,488	7,359,967
Ventas Inc	154,937	14,488,159
		21,848,126
Industrial REITs - 0.8%
Terreno Realty Corp	154,347	11,058,963
Real Estate Management & Development - 1.8%
Compass Inc Class A (a)	415,912	4,737,238
Jones Lang LaSalle Inc (a)	59,968	21,290,439
		26,027,677
Retail REITs - 1.6%
Macerich Co/The	227,614	5,881,546
NNN REIT Inc	235,448	11,188,489
Tanger Inc	141,148	5,739,077
		22,809,112
Specialized REITs - 0.6%
CubeSmart	215,752	8,945,077
TOTAL REAL ESTATE		90,688,955
Utilities - 1.7%
Electric Utilities - 0.5%
IDACORP Inc	49,307	7,046,463
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (a)	9,618	3,213,374
Vistra Corp	18,132	2,686,981
		5,900,355
Multi-Utilities - 0.8%
NiSource Inc	248,018	11,019,440
TOTAL UTILITIES		23,966,258
TOTAL UNITED STATES		1,271,829,041
TOTAL COMMON STOCKS (Cost $1,029,654,628)		1,409,861,643

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (a)(d)(e) (Cost $212,262)	15,539	68,682

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	37,043,011	37,050,420
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	654,526	654,591
TOTAL MONEY MARKET FUNDS (Cost $37,703,459)			37,705,011

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,067,570,349)	1,447,635,336
NET OTHER ASSETS (LIABILITIES) - (0.1)% (f)	(1,082,964)
NET ASSETS - 100.0%	1,446,552,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	70	9/2026	26,410,300	(144,359)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,367,882 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,682 or 0.0% of net assets.

(e)	Level 3 security.
(f)	Includes $1,531,584 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $16,246,987.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
National Resilience LLC Series B	12/1/2020	212,262

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	41,094,727	79,188,920	83,234,442	358,912	(337)	1,552	37,050,420	37,043,011
Fidelity Securities Lending Cash Central Fund	23,234,549	75,004,203	97,584,160	65,665	-	(1)	654,591	654,526
	64,329,276	154,193,123	180,818,602	424,577	(337)	1,551	37,705,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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